EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 19,943	$ 20,807
Additions	476	100
Disposals and return of capital distributions	(863)	(967)
Share of net (losses) earnings from equity accounted investments	(94)	826
Distributions received	(212)	(263)
Foreign currency translation	220	(578)
Reclassification (to) assets held for sale	(54)	(276)
Impact of change in accounting basis	0	(706)
Manager Reorganization	0	1,061
Acquisition of Foreign Investments	211	0
Other comprehensive income and other	(192)	(61)
Equity accounted investments, end of year	$ 19,435	$ 19,943